UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08217

Name of Fund: BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings

New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 11/30/2014

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2014 (Unaudited)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 135.9%
Corporate — 3.8%
City of New York New York Industrial Development Agency, Refunding RB, AMT:
Terminal One Group Association Project, 5.50%, 1/01/24 (a)	$1,500	$1,572,255
Transportation Infrastructure Properties LLC, Series A, 5.00%, 7/01/28	820	896,498
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	4,340	4,360,832
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	6,000	7,167,180
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	3,340	3,475,704

		17,472,469
County/City/Special District/School District — 29.9%
City of New York New York, GO, Refunding:
Fiscal 2012, Series I, 5.00%, 8/01/32	490	557,081
Fiscal 2014, 5.00%, 8/01/32	2,000	2,301,800
Series E, 5.50%, 8/01/25	5,500	6,813,730
Series E, 5.00%, 8/01/30	2,000	2,303,660
City of New York New York, GO:
Fiscal 2012, Sub-Series D-1, 5.00%, 10/01/33	4,175	4,765,512
Series A-1, 5.00%, 8/01/35	2,350	2,660,482
Sub-Series A-1, 5.00%, 10/01/34	1,630	1,844,068
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	945	1,091,503
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/35	19,150	19,796,121
5.00%, 11/15/44	5,605	5,801,848
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	$6,505	$7,520,756
5.00%, 7/01/33	1,375	1,546,408
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (b)	1,380	468,413
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	800	928,624
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	3,500	3,604,895
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	6,640	6,855,269
Yankee Stadium Project (NPFGC), 5.00%, 3/01/36	2,200	2,267,078
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	9,500	9,774,835
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
(NPFGC), 5.00%, 2/01/33	1,015	1,018,654
Sub-Series A-1, 5.00%, 11/01/38	950	1,085,793
Sub-Series B-1, 5.00%, 11/01/35	2,100	2,420,187
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,940,238
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB (NPFGC), 5.00%, 11/15/26	180	180,709
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,000	1,106,060
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 5/01/31	1,000	1,170,560
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,350	2,504,183

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
Hudson Yards Infrastructure Corp., RB, Series A (concluded):
(AGC), 5.00%, 2/15/47	$305	$325,560
(AGC), 5.00%, 2/15/47	7,370	7,866,812
(AGM), 5.00%, 2/15/47	7,530	8,037,597
(NPFGC), 4.50%, 2/15/47	11,905	12,405,843
(NPFGC), 5.00%, 2/15/47	1,500	1,598,415
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,710	1,917,765
4 World Trade Center Project, 5.00%, 11/15/44	4,000	4,446,240
4 World Trade Center Project, 5.75%, 11/15/51	2,080	2,437,906
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	885	958,880
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	3,530	3,921,018
Syracuse New York Industrial Development Agency, RB, PILOT, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	3,100	3,138,192

		139,382,695
Education — 22.9%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/30	250	281,883
5.00%, 12/01/32	100	112,124
4.00%, 12/01/34	110	110,361
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	4,975	5,284,395
Build New York City Resource Corp., Refunding RB, Series A, 5.00%, 6/01/43	450	506,520
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of National History, 5.00%, 7/01/37	1,775	2,052,929
American Museum of National History, 5.00%, 7/01/41	750	858,728
Carnegie Hall, 4.75%, 12/01/39	3,150	3,329,455
Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of New York New York Trust for Cultural Resources, Refunding RB, Series A (concluded):
Carnegie Hall, 5.00%, 12/01/39	$1,850	$1,978,223
Wildlife Conservation Society, 5.00%, 8/01/42	2,840	3,165,208
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	5,535	6,027,228
County of Madison New York Industrial Development Agency, RB, Colgate University Project, Series A (AMBAC), 5.00%, 7/01/30	4,000	4,056,600
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	1,240	1,399,514
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/29	1,135	1,285,944
5.00%, 12/01/36	1,100	1,229,283
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	715	762,354
5.00%, 7/01/42	445	468,509
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 9/01/34	300	356,277
5.38%, 9/01/41	125	140,149
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	562,000
5.25%, 7/01/36	700	771,498
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	500	566,945
Dobbs Ferry Local Development Corp., RB, Mercy College Project, 5.00%, 7/01/39	750	839,025

2	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	$1,770	$2,043,854
Fordham University, Series A, 5.00%, 7/01/28	175	201,758
Fordham University, Series A, 5.50%, 7/01/36	1,375	1,622,720
General Purpose, Series A, 5.00%, 2/15/36	4,500	5,098,185
Mount Sinai School of Medicine, 5.13%, 7/01/39	1,000	1,108,230
New School (AGM), 5.50%, 7/01/43	3,265	3,748,351
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	3,500	4,630,220
New York University, Series B, 5.00%, 7/01/34	400	449,032
New York University, Series B, 5.00%, 7/01/42	3,000	3,337,800
New York University, Series C, 5.00%, 7/01/38	2,000	2,223,840
Siena College, 5.13%, 7/01/39	1,345	1,442,822
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	750	847,065
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	1,500	1,671,915
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,500	1,691,055
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	1,000	1,169,100
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,137,810
Fordham University, 4.13%, 7/01/39	740	769,704
Fordham University, 5.00%, 7/01/44	1,900	2,132,104
New York University Mount Sinai School of Medicine (NPFGC), 5.00%, 7/01/35	4,500	4,830,390
New York University, Series A, 5.00%, 7/01/31	3,000	3,422,070
Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, Refunding RB (concluded):
New York University, Series A, 5.00%, 7/01/37	$4,180	$4,731,593
Rochester Institute of Technology, 4.00%, 7/01/31	3,300	3,456,189
Rochester Institute of Technology, 5.00%, 7/01/38	500	554,530
Rochester Institute of Technology, 5.00%, 7/01/42	750	826,515
Rockefeller University, Series B, 4.00%, 7/01/38	1,550	1,629,747
St. John’s University, Series A, 5.00%, 7/01/27	370	422,599
St. John’s University, Series A, 5.00%, 7/01/28	500	567,065
State University Dormitory Facilities, Series A, 5.25%, 7/01/31	4,755	5,642,996
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	6,435	7,620,584
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	1,490	1,657,774

		106,832,769
Health — 9.6%
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,800	1,991,718
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/34	500	575,465
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	1,180	1,282,070
County of Monroe New York Industrial Development Corp., Refunding RB:
Rochester General Hospital Project, Series B, 3.60%, 12/01/32	795	798,188

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Monroe New York Industrial Development Corp., Refunding RB (concluded):
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	$5,925	$6,962,764
County of Suffolk New York Economic Development Corp., RB, Catholic Health Services, Series C, 5.00%, 7/01/32	460	516,989
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,500	1,648,875
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	2,250	2,510,415
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	5,500	5,986,805
Montefiore Hospital (NPFGC) (FHA), 5.00%, 8/01/33	1,000	1,005,810
New York University Hospitals Center, Series A, 5.75%, 7/01/31	2,680	3,078,275
New York University Hospitals Center, Series A, 6.00%, 7/01/40	1,800	2,068,038
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	1,825	2,023,085
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 5/01/39	1,000	1,038,690
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	685	711,503
State of New York Dormitory Authority, Refunding RB:
New York University Hospitals Center, Series A, 5.00%, 7/01/36	1,000	1,044,140
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	2,000	2,213,640
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/34	7,375	8,242,005
Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
State of New York Dormitory Authority, Refunding RB (concluded):
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/15 (c)	$1,000	$1,030,800

		44,729,275
Housing — 5.0%
City of New York New York Housing Development Corp., RB, M/F Housing:
Class F, 4.50%, 11/15/24 (d)	1,075	1,096,339
Series A-1-A, AMT, 5.00%, 11/01/30	750	771,585
Series A-1-A, AMT, 5.45%, 11/01/46	1,335	1,361,647
Series C, AMT, 5.00%, 11/01/26	1,250	1,266,900
Series C, AMT, 5.05%, 11/01/36	2,000	2,043,540
Series H-1, AMT, 4.70%, 11/01/40	1,000	1,009,490
Series H-2-A, AMT, 5.20%, 11/01/35	835	856,935
Series H-2-A, AMT, 5.35%, 5/01/41	600	621,546
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,000	2,009,160
State of New York HFA, RB:
Affordable Housing, Series E (SONYMA), 3.50%, 11/01/42	2,000	1,940,880
Series F (Fannie Mae), 3.80%, 11/01/44	1,000	987,630
St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,000	1,009,890
State of New York Mortgage Agency, RB, S/F Housing, 49th Series, 4.00%, 10/01/43	2,000	2,043,180
State of New York Mortgage Agency, Refunding RB:
48th Series, 3.70%, 10/01/38	3,210	3,251,377
S/F Housing, 143rd Series, AMT, 4.85%, 10/01/27	1,085	1,130,038

4	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (concluded)
State of New York Mortgage Agency, Refunding RB (concluded):
S/F Housing, 143rd Series, AMT (NPFGC), 4.85%, 10/01/27	$2,000	$2,056,940

		23,457,077
State — 20.5%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,510	1,566,157
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	4,000	4,535,240
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	3,000	3,434,130
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,250	1,428,750
Series S-2 (AGM) (NPFGC), 5.00%, 1/15/37	3,750	4,017,187
Series S-2 (NPFGC), 4.25%, 1/15/34	4,000	4,087,360
Metropolitan Transportation Authority, RB, Dedicated Tax Fund, Series A (NPFGC), 5.00%, 11/15/31	7,000	7,497,070
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/34	2,500	2,815,550
Sub-Series B-1, 5.00%, 11/15/31	4,000	4,634,880
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	9,070	9,872,786
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	3,000	3,365,400
General Purpose, Series B, 5.00%, 3/15/42	5,000	5,571,000
General Purpose, Series E, 5.00%, 2/15/31	2,645	3,031,911
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	250	279,545
Mental Health Services Facilities Improvement, Series B (AGM), 5.00%, 2/15/33	4,500	4,990,230
Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
State of New York Dormitory Authority, RB (concluded):
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	$2,500	$2,730,225
Series C, 5.00%, 12/15/31	2,320	2,514,857
State Personal Income Tax, Series A, 5.00%, 2/15/43	495	555,088
State Supported Debt, Series A, 5.00%, 3/15/44	4,850	5,593,408
State of New York Dormitory Authority, Refunding RB:
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	5,000	5,544,050
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	450	491,440
Secured Hospital, North General Hospital (Syncora), 5.75%, 2/15/17	2,000	2,007,660
State of New York Thruway Authority, RB:
2nd General Highway & Bridge Trust, Series A (AMBAC), 5.00%, 4/01/26	8,700	9,200,946
2nd General Highway & Bridge Trust, Series B, 5.00%, 4/01/27	1,000	1,100,180
Transportation, Series A, 5.00%, 3/15/32	2,740	3,159,330
State of New York Urban Development Corp., RB, State Personal Income Tax, Series A, 3.50%, 3/15/28	1,660	1,724,657

		95,749,037
Tobacco — 1.1%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	1,875	1,826,250
Niagara Tobacco Asset Securitization Corp., Refunding RB:
5.25%, 5/15/34	1,495	1,692,624

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2014	5

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco (concluded)
Niagara Tobacco Asset Securitization Corp., Refunding RB (concluded):
5.25%, 5/15/40	$1,500	$1,677,840

		5,196,714
Transportation — 32.6%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,164,350
Series A, 5.00%, 11/15/30	5,500	6,263,895
Series A-1, 5.25%, 11/15/33	1,620	1,874,275
Series A-1, 5.25%, 11/15/34	1,620	1,866,094
Series B, 5.25%, 11/15/44	1,000	1,140,800
Series C, 6.50%, 11/15/28	6,015	7,253,910
Series D, 5.25%, 11/15/41	2,000	2,260,760
Series E, 5.00%, 11/15/38	8,750	9,795,100
Series E, 5.00%, 11/15/43	1,000	1,109,670
Series H, 5.00%, 11/15/25	1,000	1,178,830
Sub-Series B, 5.00%, 11/15/25	1,000	1,184,880
Metropolitan Transportation Authority, Refunding RB, Series D, 5.00%, 11/15/30	885	1,019,024
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	11,500	13,171,755
Niagara Falls Bridge Commission, RB, Series A (BAM), 4.00%, 10/01/44	1,110	1,125,129
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	1,600	1,716,336
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,849,975
Consolidated, 183rd Series, 4.00%, 6/15/44	7,750	7,941,735
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 6.25%, 12/01/15	7,830	8,095,359
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.90%, 12/01/17	4,000	4,007,920
Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, ARB (concluded):
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	$19,725	$19,839,208
Port Authority of New York & New Jersey, Refunding ARB:
177th Series, AMT, 3.50%, 7/15/35	1,600	1,542,400
178th Series, AMT, 5.00%, 12/01/33	1,000	1,125,730
179th Series, 5.00%, 12/01/38	1,390	1,585,642
Consolidated, 146th Series, AMT (AGM), 4.50%, 12/01/34	5,000	5,101,000
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	2,250	2,311,537
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	1,100	1,115,224
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	826,530
State of New York Thruway Authority, Refunding RB:
General, Series G (AGM), 4.75%, 7/01/15 (c)	1,250	1,277,763
General, Series G (AGM), 4.75%, 7/01/15 (c)	1,030	1,052,444
General, Series G (AGM), 5.00%, 7/01/15 (c)	15,450	15,874,257
General, Series I, 5.00%, 1/01/37	5,635	6,273,840
General, Series I, 5.00%, 1/01/42	4,270	4,711,347
Series F (AMBAC), 5.00%, 1/01/30	1,670	1,677,081
Series J, 5.00%, 1/01/41	2,000	2,235,140
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, General, Series B, 0.00%, 11/15/32 (b)	7,400	3,931,398
General, Remarketing, Series A, 5.00%, 11/15/36	1,000	1,141,500
Series C, 5.00%, 11/15/38	1,385	1,539,511
Sub-Series A, 5.00%, 11/15/28	2,500	2,938,650

6	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
Triborough Bridge & Tunnel Authority, Refunding RB (concluded):
Sub-Series A, 5.00%, 11/15/29	$875	$1,022,035

		152,142,034
Utilities — 10.5%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Series B, 5.00%, 6/15/36	3,500	3,709,790
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.00%, 6/15/31	1,000	1,135,030
Series DD, 5.00%, 6/15/32	5,750	6,355,590
Series FF, 5.00%, 6/15/31	1,500	1,706,730
Series GG, 5.00%, 6/15/43	2,070	2,282,051
Long Island Power Authority, RB, General, Electric Systems, Series A (AGM), 5.00%, 5/01/36	2,375	2,625,800
Long Island Power Authority, Refunding RB, Electric Systems:
Series A (AGC), 5.75%, 4/01/39	1,000	1,154,290
General, Series A (AGC), 6.00%, 5/01/33	1,500	1,759,140
General, Series B (AGM), 5.00%, 12/01/35	3,500	3,686,550
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds New York City Municipal Water, 2nd General Resolution, Series B, 5.00%, 6/15/36	3,200	3,669,216
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	2,580	2,931,602
Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	$15,490	$17,862,139

		48,877,928
Total Municipal Bonds in New York		633,839,998
Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/37	1,175	1,288,799
Puerto Rico — 0.8%
Housing — 0.8%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	3,300	3,528,228
U.S. Virgin Islands — 1.6%
State — 1.6%
Virgin Islands Public Finance Authority, Refunding RB, Series C:
5.00%, 10/01/39	6,260	6,665,147
4.50%, 10/01/44	1,000	974,290
Total Municipal Bonds in U.S. Virgin Islands		7,639,437
Total Municipal Bonds — 138.6%		646,296,462

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
New York — 22.8%
County/City/Special District/School District — 5.6%
City of New York New York, GO:
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (f)	10,000	11,672,200
Sub-Series I-1, 5.00%, 3/01/36	2,500	2,858,000
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,861,530
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (f)	6,000	6,897,942

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2014	7

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	$2,610	$2,960,680

		26,250,352
Education — 4.8%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	1,981	2,283,472
State of New York Dormitory Authority, New York University, Series A, LRB, State University Dormitory Facilities:
5.25%, 7/01/29	5,000	5,667,250
5.00%, 7/01/35	4,448	5,041,051
State of New York Dormitory Authority, RB, New York University:
(AMBAC), 5.00%, 7/01/37	2,999	3,271,256
Series A, 5.00%, 7/01/38	5,498	6,101,782

		22,364,811
State — 5.1%
Sales Tax Asset Receivable Corp., Fiscal 2015, Series A, 5.00%, 10/15/31	7,380	8,871,572
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	5,000	5,805,400
State of New York Dormitory Authority, RB, Series C:
General Purpose, 5.00%, 3/15/41	2,500	2,754,700
Mental Health Services Facilities, AMT (AGM), 5.40%, 2/15/33	5,458	6,102,977

		23,534,649
Transportation — 4.0%
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/25	8,005	9,114,405
Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (concluded)
Transportation (concluded)
State of New York Thruway Authority, Refunding RB, General, Series H (AGM), 5.00%, 1/01/37	$8,500	$9,300,785

		18,415,190
Utilities — 3.3%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	4,004	4,590,646
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	7,151	8,173,383
Series FF-2, 5.50%, 6/15/40	2,400	2,762,479

		15,526,508
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 22.8%		106,091,510
Total Long-Term Investments (Cost — $700,194,182) — 161.4%		752,387,972

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (g)(h)	2,408	2,408,242
Total Short-Term Securities (Cost — $2,408,242) — 0.5%		2,408,242
Total Investments (Cost — $702,602,424*) — 161.9%		754,796,214
Other Assets Less Liabilities — 1.7%		8,477,787
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.4%)		(53,322,623)
VRDP Shares, at Liquidation Value — (52.2%)		(243,600,000)

Net Assets Applicable to Common Shares — 100.0%		$466,351,378

8	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

*	As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$650,033,561

Gross unrealized appreciation	$52,792,771
Gross unrealized depreciation	(1,338,554)

Net unrealized appreciation	$51,454,217

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Zero-coupon bond.

(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires from February 15, 2017 to February 15, 2019 is $8,472,764.

(g)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at November 30, 2014	Income
BIF New York Municipal Money Fund	8,416,390	(6,008,148)	2,408,242	$1

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2014	9

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

S/F	Single-Family
SONYMA	State of New York Mortgage Agency
Syncora	Syncora Guarantee

•	Financial futures contracts outstanding as of November 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(454)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$57,679,281	$(173,376)

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

10	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$752,387,972	—	$752,387,972
Short-Term Securities	$2,408,242	—	—	2,408,242

Total	$2,408,242	$752,387,972	—	$754,796,214

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Liabilities:
Interest rate contracts	$(173,376)	—	—	$(173,376)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of November 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$620,000	—	—	$620,000
Liabilities:
TOB trust certificates	—	$(53,308,436)	—	(53,308,436)
VRDP Shares	—	(243,600,000)	—	(243,600,000)

Total	$620,000	$(296,908,436)	—	$(296,288,436)

There were no transfers between levels during the period ended November 30, 2014.

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2014	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: January 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: January 22, 2015